Risk Management (Details) - Schedule of Fair Value of Derivative Instruments - Financial Derivative Contracts [Member] $ in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($)
Credit risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Derivative Instruments (adjusted to market)	$ 3
Deposits	8
Loans	1
Financial investments
Total Exposure	$ 12
Hong Kong [Member] | Credit risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	7
Loans
Financial investments
Total Exposure	$ 7
Italy [Member] | Credit risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	1
Loans
Financial investments
Total Exposure	$ 1
México [Member] | Credit risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Classification	3
Derivative Instruments (adjusted to market)	$ 3
Deposits
Loans
Financial investments
Total Exposure	$ 3
China [Member] | Credit risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits
Loans	1
Financial investments
Total Exposure	$ 1
Banco Santander Hong Kong [Member] | Credit risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	7
Financial investments
Total Exposure	7
Banco Santander Hong Kong [Member] | Currency risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Loans
Banco Santander Mexico [Member] | Credit risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Classification	3
Derivative Instruments (adjusted to market)	$ 3
Deposits
Financial investments
Total Exposure	3
Banco Santander Mexico [Member] | Currency risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Loans
Banco Santander EEUU [Member] | Credit risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Classification	1	[1]
Derivative Instruments (adjusted to market)	$ 41	[1]
Deposits	700	[1]
Financial investments		[1]
Total Exposure	741	[1]
Banco Santander EEUU [Member] | Currency risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Loans		[1]
Santander UK PLC [Member] | Credit risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Classification	1
Derivative Instruments (adjusted to market)
Deposits	1
Financial investments
Total Exposure	1
Santander UK PLC [Member] | Currency risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Loans
Banco Santander España [Member] | Credit risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Classification	1
Derivative Instruments (adjusted to market)	$ 292
Deposits	46
Financial investments
Total Exposure	338
Banco Santander España [Member] | Currency risk [member]
Risk Management (Details) - Schedule of Fair Value of Derivative Instruments [Line Items]
Loans

[1]	Includes BSCH SA New York and Santander InvestmentSecuries